UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Item 1.

Reports to Stockholders

Fidelity® Mortgage Backed Securities Central Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2019

% of fund's investments
Zero coupon bonds	0.0
1 - 1.99%	0.0
2 - 2.99%	4.2
3 - 3.99%	43.2
4 - 4.99%	23.7
5 - 5.99%	2.2
6 - 6.99%	0.7
7% and above	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*,**
U.S. Government and U.S. Government Agency Obligations	104.7%
Asset-Backed Securities	0.9%
Short-Term Investments and Net Other Assets (Liabilities)***	(5.6)%

 * Futures and Swaps - 1.9%

 ** Written options - (3.2)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 122.6%
	Principal Amount	Value
Fannie Mae - 65.8%
12 month U.S. LIBOR + 1.445% 3.542% 4/1/37 (a)(b)	98,381	102,150
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (a)(b)	34,504	35,737
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (a)(b)	108,578	112,665
12 month U.S. LIBOR + 1.507% 4.2% 7/1/37 (a)(b)	28,445	29,511
12 month U.S. LIBOR + 1.553% 4.269% 6/1/36 (a)(b)	138,732	144,335
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (a)(b)	43,484	45,392
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (a)(b)	206,193	214,695
12 month U.S. LIBOR + 1.617% 4.355% 3/1/33 (a)(b)	80,016	83,251
12 month U.S. LIBOR + 1.641% 4.371% 9/1/36 (a)(b)	70,707	73,765
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (a)(b)	36,099	37,574
12 month U.S. LIBOR + 1.645% 4.355% 6/1/47 (a)(b)	89,378	94,020
12 month U.S. LIBOR + 1.718% 4.408% 5/1/35 (a)(b)	169,951	177,188
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (a)(b)	264,525	275,713
12 month U.S. LIBOR + 1.728% 4.302% 11/1/36 (a)(b)	61,291	64,006
12 month U.S. LIBOR + 1.730% 3.497% 7/1/43 (a)(b)	4,811,296	5,026,371
12 month U.S. LIBOR + 1.741% 4.625% 3/1/40 (a)(b)	309,441	325,714
12 month U.S. LIBOR + 1.745% 4.608% 7/1/35 (a)(b)	87,974	92,090
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (a)(b)	394,670	415,446
12 month U.S. LIBOR + 1.800% 4.546% 7/1/41 (a)(b)	224,139	236,186
12 month U.S. LIBOR + 1.800% 4.787% 1/1/42 (a)(b)	528,815	557,239
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (a)(b)	86,814	91,480
12 month U.S. LIBOR + 1.812% 4.609% 12/1/40 (a)(b)	5,930,606	6,111,461
12 month U.S. LIBOR + 1.818% 3.702% 2/1/42 (a)(b)	650,111	685,055
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (a)(b)	134,171	138,379
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (a)(b)	84,705	89,258
12 month U.S. LIBOR + 1.825% 4.327% 2/1/35 (a)(b)	881,703	927,389
12 month U.S. LIBOR + 1.830% 4.662% 10/1/41 (a)(b)	85,694	90,301
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (a)(b)	71,049	74,461
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (a)(b)	242,012	255,021
6 month U.S. LIBOR + 1.475% 3.975% 10/1/33 (a)(b)	1,140	1,160
6 month U.S. LIBOR + 1.505% 4.255% 1/1/35 (a)(b)	208,665	214,400
6 month U.S. LIBOR + 1.510% 4.251% 2/1/33 (a)(b)(c)	1,190	1,221
6 month U.S. LIBOR + 1.535% 4.12% 12/1/34 (a)(b)	41,334	42,525
6 month U.S. LIBOR + 1.535% 4.266% 3/1/35 (a)(b)	26,331	27,100
6 month U.S. LIBOR + 1.556% 4.102% 10/1/33 (a)(b)	15,478	15,917
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (a)(b)	16,589	17,096
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (a)(b)	2,460	2,558
6 month U.S. LIBOR + 1.960% 4.46% 9/1/35 (a)(b)	30,101	31,420
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (a)(b)	26,050	27,120
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (a)(b)	199,698	210,432
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (a)(b)	100,408	105,805
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.654% 7/1/34 (a)(b)	224,762	236,843
2.5% 11/1/32 to 8/1/43	18,511,390	17,661,899
2.5% 3/1/34 (d)	6,050,000	5,931,402
2.5% 3/1/34 (d)	42,748,142	41,910,154
2.5% 3/1/34 (d)	22,150,000	21,715,796
2.5% 3/1/34 (d)	27,800,393	27,255,425
2.5% 3/1/34 (d)	6,050,000	5,931,402
2.5% 3/1/34 (d)	50,000,000	49,019,855
2.5% 3/1/49 (d)	6,100,000	5,780,389
2.5% 3/1/49 (d)	6,100,000	5,780,389
2.5% 3/1/49 (d)	19,312,182	18,300,316
2.5% 3/1/49 (d)	19,312,182	18,300,316
3% 8/1/25 to 9/1/48	763,929,231	751,876,125
3% 3/1/34 (d)	55,000	54,890
3% 3/1/34 (d)	73,000,000	72,854,329
3% 3/1/34 (d)	83,350,000	83,183,675
3% 3/1/34 (d)	83,350,000	83,183,675
3% 3/1/34 (d)	143,200,000	142,914,244
3% 3/1/34 (d)	56,400,000	56,287,454
3% 3/1/34 (d)	98,500,000	98,303,443
3% 3/1/49 (d)	6,100,000	5,958,969
3% 3/1/49 (d)	6,100,000	5,958,969
3% 3/1/49 (d)	135,650,000	132,513,799
3% 3/1/49 (d)	135,650,000	132,513,799
3% 3/1/49 (d)	19,450,000	19,000,320
3% 3/1/49 (d)	37,400,000	36,535,319
3% 3/1/49 (d)	17,900,000	17,486,156
3% 3/1/49 (d)	37,450,000	36,584,163
3% 3/1/49 (d)	15,300,000	14,946,267
3% 3/1/49 (d)	86,900,000	84,890,889
3% 3/1/49 (d)	12,050,000	11,771,406
3% 3/1/49 (d)	12,050,000	11,771,406
3% 3/1/49 (d)	28,975,000	28,305,104
3% 3/1/49 (d)	3,475,000	3,394,659
3% 3/1/49 (d)	28,975,000	28,305,104
3% 3/1/49 (d)	56,900,000	55,584,483
3.25% 12/1/41	46,181	45,962
3.4% 7/1/42 to 9/1/42	1,095,695	1,098,183
3.5% 7/1/32 to 10/1/56	1,105,225,224	1,110,434,750
3.5% 3/1/34 (d)	1,050,000	1,066,662
3.5% 3/1/34 (d)	63,598,745	64,607,955
3.5% 3/1/34 (d)	63,598,745	64,607,955
3.5% 3/1/34 (d)	10,057,117	10,216,707
3.5% 3/1/34 (d)	107,400,000	109,104,266
3.5% 3/1/34 (d)	28,200,000	28,647,489
3.5% 3/1/34 (d)	250,000,000	253,967,100
3.5% 3/1/34 (d)	38,200,000	38,806,173
3.5% 3/1/34 (d)	38,200,000	38,806,173
3.5% 3/1/34 (d)	90,400,000	91,834,503
3.5% 3/1/34 (d)	52,200,000	53,028,330
3.5% 3/1/34 (d)	31,555,395	32,056,129
3.5% 3/1/34 (d)	5,651,722	5,741,406
3.5% 3/1/49 (d)	67,700,000	67,713,337
3.5% 3/1/49 (d)	3,200,000	3,200,630
3.5% 3/1/49 (d)	9,500,000	9,501,872
3.5% 3/1/49 (d)	16,000,000	16,003,152
3.525% 5/1/42	25,475	25,815
3.65% 5/1/42 to 8/1/42	609,078	618,331
3.9% 4/1/42	67,785	69,676
4% 11/1/31 to 9/1/48	914,355,869	938,451,453
4% 3/1/49 (d)	12,800,000	13,047,323
4% 3/1/49 (d)	12,800,000	13,047,323
4% 3/1/49 (d)	59,600,000	60,751,597
4% 3/1/49 (d)	59,600,000	60,751,597
4.025% 5/1/42 to 6/1/42	147,281	151,982
4.25% 11/1/41	220,907	229,442
4.5% 11/1/19 to 8/1/56	405,288,701	423,499,873
5% 5/1/19 to 8/1/56	59,822,838	63,597,497
5.257% 8/1/41	2,911,680	3,147,344
5.5% 9/1/21 to 5/1/44	34,407,220	37,181,684
6% 7/1/19 to 1/1/42	26,943,596	29,715,644
6.5% 9/1/19 to 8/1/39	24,481,204	27,285,765
6.52% 2/1/39	3,809,290	4,115,007
7% 9/1/21 to 7/1/37	1,592,608	1,772,075
7.5% 12/1/22 to 2/1/32	686,154	767,144
8% 8/1/29 to 3/1/37	20,749	24,283
8.5% 12/1/19 to 8/1/23	27	29
9.5% 9/1/21 to 2/1/25	525	541
		5,828,045,599
Freddie Mac - 24.4%
12 month U.S. LIBOR + 1.325% 4.205% 1/1/36 (a)(b)	67,491	69,486
12 month U.S. LIBOR + 1.325% 4.325% 3/1/37 (a)(b)	28,218	29,098
12 month U.S. LIBOR + 1.375% 4.192% 3/1/36 (a)(b)	232,008	239,316
12 month U.S. LIBOR + 1.500% 4.295% 3/1/36 (a)(b)	160,285	166,257
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (a)(b)	47,253	48,990
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (a)(b)	632,177	664,230
12 month U.S. LIBOR + 1.750% 4.643% 12/1/40 (a)(b)	2,976,836	3,063,239
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (a)(b)	1,230,437	1,292,705
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (a)(b)	61,958	64,996
12 month U.S. LIBOR + 1.864% 4.239% 4/1/36 (a)(b)(c)	61,887	64,861
12 month U.S. LIBOR + 1.877% 4.194% 4/1/41 (a)(b)	93,749	97,213
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (a)(b)	102,796	108,322
12 month U.S. LIBOR + 1.884% 4.624% 10/1/42 (a)(b)	558,949	577,361
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (a)(b)	218,946	226,037
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (a)(b)	157,974	166,465
12 month U.S. LIBOR + 1.910% 4.578% 6/1/41 (a)(b)	194,200	200,101
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (a)(b)	97,041	99,847
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (a)(b)	35,346	37,144
12 month U.S. LIBOR + 1.998% 4.292% 4/1/38 (a)(b)	178,075	187,647
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (a)(b)	98,441	103,732
12 month U.S. LIBOR + 2.076% 5.009% 3/1/33 (a)(b)	2,836	2,952
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (a)(b)	152,058	159,463
6 month U.S. LIBOR + 1.125% 3.775% 8/1/37 (a)(b)	58,437	59,141
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (a)(b)	63,424	64,872
6 month U.S. LIBOR + 1.608% 4.148% 12/1/35 (a)(b)	55,588	56,985
6 month U.S. LIBOR + 1.647% 4.391% 2/1/37 (a)(b)	235,778	243,478
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (a)(b)	90,262	93,550
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (a)(b)	23,445	24,378
6 month U.S. LIBOR + 1.843% 4.426% 10/1/36 (a)(b)	262,212	272,292
6 month U.S. LIBOR + 1.913% 4.487% 10/1/35 (a)(b)	159,650	165,790
6 month U.S. LIBOR + 2.020% 4.662% 6/1/37 (a)(b)	46,367	48,483
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (a)(b)	69,501	72,749
6 month U.S. LIBOR + 2.492% 5.028% 10/1/35 (a)(b)	166,519	174,281
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.044% 6/1/33 (a)(b)	244,707	255,321
U.S. TREASURY 1 YEAR INDEX + 2.279% 4.221% 6/1/33 (a)(b)	492,693	515,483
U.S. TREASURY 1 YEAR INDEX + 2.407% 4.762% 3/1/35 (a)(b)	984,363	1,037,273
3% 6/1/31 to 1/1/47	392,285,423	384,836,456
3% 3/1/34 (d)	78,400,000	78,286,430
3.5% 3/1/32 to 11/1/48 (d)(e)(f)(g)	770,716,759	776,462,409
3.5% 8/1/47	40,181,506	40,371,163
3.5% 3/1/49 (d)	42,000,000	42,032,882
4% 6/1/33 to 9/1/48	499,494,392	513,590,748
4% 4/1/48	1,430,795	1,461,824
4% 3/1/49 (d)	49,800,000	50,791,423
4.5% 6/1/25 to 10/1/48	129,344,065	135,681,275
4.5% 3/1/49 (d)	60,300,000	62,465,928
4.5% 3/1/49 (d)	1,900,000	1,968,246
5% 3/1/19 to 7/1/41	34,349,146	36,804,437
5.5% 10/1/19 to 6/1/41	15,528,752	16,741,658
6% 10/1/21 to 12/1/37	3,180,588	3,501,629
6.5% 7/1/21 to 9/1/39	5,516,330	6,152,775
7% 6/1/21 to 9/1/36	1,442,180	1,619,633
7.5% 6/1/26 to 6/1/32	34,097	38,553
8% 7/1/24 to 4/1/32	40,222	45,786
8.5% 9/1/19 to 9/1/29	37,656	41,878
9% 10/1/20	12	12
9.5% 5/1/21 to 7/1/21	14	14
10% 2/1/20 to 11/1/20	5	5
11% 9/1/20	1	1
		2,163,648,703
Ginnie Mae - 32.4%
3.5% 11/15/40 to 11/20/47 (e)	656,434,991	663,834,868
4% 2/15/39 to 4/20/48	224,371,311	231,774,858
4.5% 6/20/33 to 11/20/47	100,478,518	105,504,527
5% 12/15/32 to 9/15/41	27,931,516	29,692,642
5.5% 6/15/33 to 9/15/39	3,287,409	3,556,727
6% 10/15/30 to 5/15/40	4,217,750	4,711,883
7% 10/15/22 to 3/15/33	1,637,208	1,839,930
7.5% 11/15/21 to 9/15/31	650,104	713,475
8% 11/15/21 to 11/15/29	185,521	201,498
8.5% 10/15/21 to 1/15/31	34,799	39,183
9% 9/15/19 to 1/15/23	435	461
9.5% 12/15/20 to 3/15/23	211	218
2.5% 11/20/46	126,609,542	121,067,905
3% 5/15/42 to 6/20/48	459,526,254	454,490,715
3% 3/1/49 (d)	5,725,000	5,648,753
3% 3/1/49 (d)	6,100,000	6,018,758
3% 3/1/49 (d)	9,525,000	9,398,143
3.5% 3/1/49 (d)	5,950,000	6,001,487
3.5% 3/1/49 (d)	5,950,000	6,001,487
3.5% 3/1/49 (d)	60,500,000	61,023,519
3.5% 3/1/49 (d)	9,525,000	9,607,422
3.5% 4/1/49 (d)	5,725,000	5,771,632
3.5% 4/1/49 (d)	6,100,000	6,149,687
4% 3/1/49 (d)	107,400,000	110,216,715
4% 3/1/49 (d)	51,275,000	52,619,759
4% 3/1/49 (d)	5,725,000	5,875,146
4% 3/1/49 (d)	50,000,000	51,311,320
4% 3/1/49 (d)	60,800,000	62,394,565
4% 3/1/49 (d)	126,700,000	130,022,885
4% 4/1/49 (d)	168,675,000	172,966,969
4% 4/1/49 (d)	5,725,000	5,870,674
4.5% 3/1/49 (d)	13,150,000	13,605,815
4.5% 3/1/49 (d)	75,200,000	77,806,635
4.5% 3/1/49 (d)	70,400,000	72,840,254
4.5% 3/1/49 (d)	34,000,000	35,178,532
4.5% 3/1/49 (d)	66,700,000	69,012,002
4.5% 3/1/49 (d)	74,300,000	76,875,439
4.5% 4/1/49 (d)	94,000,000	97,206,895
4.5% 4/1/49 (d)	47,150,000	48,758,565
4.5% 4/1/49 (d)	47,000,000	48,603,447
6.5% 3/20/31 to 6/15/37	462,997	522,811
11% 9/20/19	84	84
		2,864,738,290
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $10,942,265,914)		10,856,432,592

Asset-Backed Securities - 0.9%
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.551% 5/25/29 (a)(b)	$5,213,210	$5,233,228
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.6206% 7/25/29 (a)(b)	8,041,005	8,100,436
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 3.1534% 9/28/30 (a)(b)	12,193,453	12,204,586
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.7993% 11/25/26 (a)(b)(h)	16,414,754	16,322,303
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.8493% 5/25/26 (a)(b)	19,548,506	19,491,502
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0899% 7/26/66 (a)(b)(h)	4,550,000	4,555,398
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.2582% 12/15/27 (a)(b)(h)	16,176,435	16,178,633
TOTAL ASSET-BACKED SECURITIES
(Cost $82,207,744)		82,086,086

Collateralized Mortgage Obligations - 10.5%
U.S. Government Agency - 10.5%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2899% 2/25/32 (a)(b)	30,090	30,475
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.4814% 3/18/32 (a)(b)	54,667	55,793
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4899% 4/25/32 (a)(b)	65,238	66,413
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4899% 10/25/32 (a)(b)	84,417	85,925
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.2399% 1/25/32 (a)(b)	30,781	31,138
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6101% 12/25/33 (a)(c)(i)	1,020,891	221,088
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.1901% 11/25/36 (a)(c)(i)	748,114	121,120
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 2.7899% 1/25/43 (a)(b)	7,858,432	7,802,025
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 2.8399% 5/25/47 (a)(b)	19,037,443	18,813,087
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 2.7899% 5/25/48 (a)(b)	11,233,793	11,061,646
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 2.7899% 6/25/48 (a)(b)	54,124,665	53,305,202
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	26,721	27,755
Series 1993-207 Class H, 6.5% 11/25/23	403,216	425,807
Series 1996-28 Class PK, 6.5% 7/25/25	131,359	139,050
Series 1999-17 Class PG, 6% 4/25/29	456,008	490,076
Series 1999-32 Class PL, 6% 7/25/29	437,929	471,341
Series 1999-33 Class PK, 6% 7/25/29	308,916	331,779
Series 2001-52 Class YZ, 6.5% 10/25/31	38,734	43,185
Series 2003-28 Class KG, 5.5% 4/25/23	231,244	239,091
Series 2005-102 Class CO 11/25/35 (j)	233,438	205,891
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.0763% 8/25/35 (a)(i)	72,551	84,824
Series 2005-81 Class PC, 5.5% 9/25/35	598,566	647,316
Series 2006-12 Class BO 10/25/35 (j)	1,055,500	933,306
Series 2006-37 Class OW 5/25/36 (j)	98,336	83,679
Series 2006-45 Class OP 6/25/36 (j)	336,197	286,749
Series 2006-62 Class KP 4/25/36 (j)	561,981	481,457
Series 2012-149:
Class DA, 1.75% 1/25/43	1,693,073	1,622,398
Class GA, 1.75% 6/25/42	1,748,679	1,669,462
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	94,034	104,500
Series 1999-25 Class Z, 6% 6/25/29	351,459	382,418
Series 2001-20 Class Z, 6% 5/25/31	484,110	522,864
Series 2001-31 Class ZC, 6.5% 7/25/31	265,526	293,180
Series 2002-16 Class ZD, 6.5% 4/25/32	140,068	156,408
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.0601% 11/25/32 (a)(c)(i)	604,799	75,498
Series 2012-67 Class AI, 4.5% 7/25/27 (c)	1,403,173	124,141
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.1501% 12/25/36 (a)(c)(i)	493,257	93,234
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.9501% 5/25/37 (a)(c)(i)	286,233	46,762
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.7571% 9/25/23 (a)(i)	18,477	21,114
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6101% 3/25/33 (a)(c)(i)	73,549	13,148
Series 2005-72 Class ZC, 5.5% 8/25/35	3,858,987	4,116,680
Series 2005-79 Class ZC, 5.9% 9/25/35	1,899,411	2,108,124
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 25.6807% 6/25/37 (a)(i)	242,220	442,829
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 24.6607% 7/25/37 (a)(i)	369,922	669,686
Class SB, 39.600% - 1 month U.S. LIBOR 24.6607% 7/25/37 (a)(i)	139,594	222,089
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.8601% 3/25/38 (a)(c)(i)	1,943,416	291,867
Series 2009-76 Class MI, 5.5% 9/25/24 (c)	1,861	15
Series 2009-85 Class IB, 4.5% 8/25/24 (c)	46,789	646
Series 2009-93 Class IC, 4.5% 9/25/24 (c)	51,524	525
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 3.8701% 6/25/21 (a)(c)(i)	13,562	184
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.5601% 12/25/40 (a)(c)(i)	1,821,370	249,180
Class ZA, 4.5% 12/25/40	1,081,141	1,146,542
Series 2010-139 Class NI, 4.5% 2/25/40 (c)	1,447,789	124,632
Series 2010-150 Class ZC, 4.75% 1/25/41	7,200,546	7,755,715
Series 2010-17 Class DI, 4.5% 6/25/21 (c)	15,353	198
Series 2010-29 Class LI, 4.5% 6/25/19 (c)	613	1
Series 2010-95 Class ZC, 5% 9/25/40	14,592,899	15,838,211
Series 2010-97 Class CI, 4.5% 8/25/25 (c)	246,571	6,606
Series 2011-39 Class ZA, 6% 11/25/32	1,301,116	1,434,768
Series 2011-4 Class PZ, 5% 2/25/41	3,031,053	3,386,615
Series 2011-67 Class AI, 4% 7/25/26 (c)	471,587	37,374
Series 2011-83 Class DI, 6% 9/25/26 (c)	498,679	34,130
Series 2012-100 Class WI, 3% 9/25/27 (c)	6,301,663	546,913
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.1601% 12/25/30 (a)(c)(i)	2,215,799	232,257
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.0601% 6/25/41 (a)(c)(i)	3,110,267	394,850
Series 2013-133 Class IB, 3% 4/25/32 (c)	4,340,970	373,429
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.5601% 1/25/44 (a)(c)(i)	1,967,629	296,690
Series 2013-51 Class GI, 3% 10/25/32 (c)	1,447,198	132,779
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2301% 6/25/35 (a)(c)(i)	1,517,733	242,472
Series 2015-42 Class IL, 6% 6/25/45 (c)	8,496,084	1,862,794
Series 2015-70 Class JC, 3% 10/25/45	9,162,991	9,135,793
Series 2016-75 Class SC, 6.100% - 1 month U.S. LIBOR 3.6101% 10/25/46 (a)(c)(i)	7,865,870	1,111,529
Series 2017-30 Class AI, 5.5% 5/25/47	4,234,700	884,777
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (c)	283,009	61,168
Series 343 Class 16, 5.5% 5/25/34 (c)	243,818	44,303
Series 348 Class 14, 6.5% 8/25/34 (a)(c)	168,283	37,921
Series 351:
Class 12, 5.5% 4/25/34 (a)(c)	113,357	21,666
Class 13, 6% 3/25/34 (c)	150,804	30,150
Series 359 Class 19, 6% 7/25/35 (a)(c)	92,779	18,949
Series 384 Class 6, 5% 7/25/37 (c)	1,187,861	218,093
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.2888% 1/15/32 (a)(b)	25,002	25,320
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.3888% 3/15/32 (a)(b)	34,018	34,554
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.4888% 3/15/32 (a)(b)	33,996	34,596
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.3888% 6/15/31 (a)(b)	64,991	65,968
Class FG, 1 month U.S. LIBOR + 0.900% 3.3888% 3/15/32 (a)(b)	19,202	19,498
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.8388% 8/15/47 (a)(b)	9,629,635	9,512,418
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.7388% 5/15/37 (a)(b)	1,422,021	1,412,596
planned amortization class:
Series 2006-15 Class OP 3/25/36 (j)	1,012,501	868,341
Series 2095 Class PE, 6% 11/15/28	515,065	553,600
Series 2101 Class PD, 6% 11/15/28	40,606	43,741
Series 2121 Class MG, 6% 2/15/29	207,029	223,286
Series 2131 Class BG, 6% 3/15/29	1,453,177	1,565,002
Series 2137 Class PG, 6% 3/15/29	223,103	241,184
Series 2154 Class PT, 6% 5/15/29	366,807	396,189
Series 2162 Class PH, 6% 6/15/29	81,599	87,790
Series 2520 Class BE, 6% 11/15/32	491,587	538,178
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.1113% 3/15/23 (a)(c)(i)	15,505	628
Series 2693 Class MD, 5.5% 10/15/33	1,275,966	1,387,146
Series 2802 Class OB, 6% 5/15/34	735,728	784,490
Series 2962 Class BE, 4.5% 4/15/20	225,851	227,166
Series 3002 Class NE, 5% 7/15/35	1,376,862	1,452,212
Series 3110 Class OP 9/15/35 (j)	594,004	541,351
Series 3119 Class PO 2/15/36 (j)	1,210,957	1,034,812
Series 3121 Class KO 3/15/36 (j)	204,632	176,449
Series 3123 Class LO 3/15/36 (j)	670,691	574,694
Series 3145 Class GO 4/15/36 (j)	649,882	557,826
Series 3189 Class PD, 6% 7/15/36	1,174,897	1,310,796
Series 3225 Class EO 10/15/36 (j)	369,895	316,166
Series 3258 Class PM, 5.5% 12/15/36	593,123	632,369
Series 3415 Class PC, 5% 12/15/37	463,544	492,193
Series 3786 Class HI, 4% 3/15/38 (c)	1,269,538	77,510
Series 3806 Class UP, 4.5% 2/15/41	3,673,217	3,797,213
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,597,174
Series 4135 Class AB, 1.75% 6/15/42	1,292,517	1,239,323
sequential payer:
Series 2135 Class JE, 6% 3/15/29	93,244	100,601
Series 2274 Class ZM, 6.5% 1/15/31	120,919	133,353
Series 2281 Class ZB, 6% 3/15/30	284,502	304,189
Series 2303 Class ZV, 6% 4/15/31	118,292	127,714
Series 2357 Class ZB, 6.5% 9/15/31	924,149	1,030,917
Series 2502 Class ZC, 6% 9/15/32	240,410	263,142
Series 2519 Class ZD, 5.5% 11/15/32	375,047	404,804
Series 2546 Class MJ, 5.5% 3/15/23	141,331	145,596
Series 2601 Class TB, 5.5% 4/15/23	67,738	70,321
Series 2998 Class LY, 5.5% 7/15/25	220,325	230,634
Series 3871 Class KB, 5.5% 6/15/41	6,191,689	6,879,252
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.1113% 2/15/36 (a)(c)(i)	424,927	75,091
Series 2013-4281 Class AI, 4% 12/15/28 (c)	4,484,297	329,822
Series 2017-4683 Class LM, 3% 5/15/47	10,687,309	10,604,888
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 30.6231% 8/15/24 (a)(i)	6,633	8,275
Class SD, 86.400% - 1 month U.S. LIBOR 54.0962% 8/15/24 (a)(i)	9,758	14,351
Series 2933 Class ZM, 5.75% 2/15/35	4,042,143	4,564,149
Series 2935 Class ZK, 5.5% 2/15/35	4,316,250	4,696,447
Series 2947 Class XZ, 6% 3/15/35	1,762,774	1,939,684
Series 2996 Class ZD, 5.5% 6/15/35	2,981,172	3,308,727
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.1013% 10/15/35 (a)(c)(i)	600,198	100,622
Series 3237 Class C, 5.5% 11/15/36	4,638,202	5,082,446
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.1713% 11/15/36 (a)(c)(i)	1,522,762	258,223
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.2613% 3/15/37 (a)(c)(i)	2,169,415	387,522
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.2713% 4/15/37 (a)(c)(i)	3,201,586	587,172
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.0913% 6/15/37 (a)(c)(i)	1,117,336	173,342
Series 3949 Class MK, 4.5% 10/15/34	988,025	1,027,011
Series 4055 Class BI, 3.5% 5/15/31 (c)	4,093,549	397,091
Series 4149 Class IO, 3% 1/15/33 (c)	649,771	78,660
Series 4314 Class AI, 5% 3/15/34 (c)	1,368,890	124,406
Series 4427 Class LI, 3.5% 2/15/34 (c)	6,999,401	865,979
Series 4471 Class PA 4% 12/15/40	9,764,387	9,950,222
target amortization class Series 2156 Class TC, 6.25% 5/15/29	266,837	282,626
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.3888% 2/15/24 (a)(b)	97,516	98,291
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	196,721	211,476
Series 2056 Class Z, 6% 5/15/28	372,018	399,903
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 2.7888% 5/15/48 (a)(b)	33,971,894	33,384,445
Series 4386 Class AZ, 4.5% 11/15/40	11,010,804	11,408,578
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-2 Class MA, 3.5% 11/25/57	6,321,002	6,338,754
Series 2018-3 Class MA, 3.5% 8/25/57	98,383,470	97,813,583
Series 2018-4 Class MA, 3.5% 3/25/58	36,253,467	36,244,668
Series 2018-3 Class M55D, 4% 8/25/57	4,246,780	4,368,945
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	13,183,072	13,259,106
Class A2, 3.5% 6/25/28 (h)	3,340,000	3,312,078
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.2086% 6/16/37 (a)(c)(i)	661,371	115,426
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 3.05% 3/20/60 (a)(b)(k)	8,690,102	8,706,874
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.83% 7/20/60 (a)(b)(k)	1,019,557	1,015,696
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.8071% 9/20/60 (a)(b)(k)	1,262,950	1,257,753
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.8071% 8/20/60 (a)(b)(k)	1,389,803	1,383,959
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8871% 12/20/60 (a)(b)(k)	2,538,397	2,532,538
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 12/20/60 (a)(b)(k)	3,825,572	3,828,638
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 2/20/61 (a)(b)(k)	7,705,312	7,710,504
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9971% 2/20/61 (a)(b)(k)	10,222,702	10,227,879
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 4/20/61 (a)(b)(k)	3,317,852	3,320,609
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.0071% 5/20/61 (a)(b)(k)	4,205,965	4,209,824
Class FC, 1 month U.S. LIBOR + 0.500% 3.0071% 5/20/61 (a)(b)(k)	3,761,985	3,765,177
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0371% 6/20/61 (a)(b)(k)	4,669,466	4,676,237
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 3.0571% 9/20/61 (a)(b)(k)	10,874,904	10,898,089
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.1071% 10/20/61 (a)(b)(k)	5,226,413	5,242,731
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.2071% 11/20/61 (a)(b)(k)	4,604,357	4,630,102
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.2071% 1/20/62 (a)(b)(k)	2,960,201	2,976,041
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1371% 1/20/62 (a)(b)(k)	4,362,173	4,379,255
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1371% 3/20/62 (a)(b)(k)	2,592,330	2,598,342
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1571% 5/20/61 (a)(b)(k)	406,701	407,526
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 3.0271% 10/20/62 (a)(b)(k)	153,887	154,083
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 3.0371% 7/20/60 (a)(b)(k)	3,287,785	3,289,234
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.8671% 3/20/63 (a)(b)(k)	188,191	187,698
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.1071% 1/20/64 (a)(b)(k)	4,405,537	4,418,559
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.1071% 12/20/63 (a)(b)(k)	12,966,762	13,010,662
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 3.0071% 6/20/64 (a)(b)(k)	3,755,756	3,759,014
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.8071% 3/20/65 (a)(b)(k)	193,214	192,704
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7871% 5/20/63 (a)(b)(k)	1,715,574	1,713,955
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.7071% 4/20/63 (a)(b)(k)	2,457,112	2,453,533
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.9071% 12/20/62 (a)(b)(k)	3,773,302	3,772,340
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.7348% 10/20/47 (a)(b)	9,495,631	9,327,725
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 2.8348% 11/20/48 (a)(b)	28,673,955	28,610,689
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7848% 5/20/48 (a)(b)	11,860,730	11,715,361
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.7848% 6/20/48 (a)(b)	13,454,839	13,271,178
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.7848% 6/20/48 (a)(b)	17,148,959	16,923,440
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	238,815	266,989
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.0305% 12/20/40 (a)(i)	7,292,000	7,723,093
Series 2011-136 Class WI, 4.5% 5/20/40 (c)	983,473	109,539
Series 2017-134 Class BA, 2.5% 11/20/46	1,704,889	1,659,675
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	2,051,575	2,185,214
Series 2010-160 Class DY, 4% 12/20/40	18,441,880	19,210,161
Series 2010-170 Class B, 4% 12/20/40	4,138,881	4,311,199
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 3.0071% 9/20/62 (a)(b)(k)	21,933,208	21,941,176
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1571% 11/20/65 (a)(b)(k)	2,204,903	2,207,625
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.0186% 5/16/34 (a)(c)(i)	369,164	55,103
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.7186% 8/17/34 (a)(c)(i)	430,140	79,801
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 25.3117% 6/16/37 (a)(i)	25,061	41,079
Series 2010-116 Class QB, 4% 9/16/40	1,330,673	1,358,063
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.4686% 2/16/40 (a)(c)(i)	2,715,204	339,953
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.83% 5/20/60 (a)(b)(k)	3,447,228	3,435,564
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.6153% 7/20/41 (a)(c)(i)	1,708,138	259,708
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.2186% 6/16/42 (a)(c)(i)	1,355,860	218,943
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3537% 4/20/39 (a)(i)	2,023,894	2,057,857
Class ST, 8.800% - 1 month U.S. LIBOR 5.487% 8/20/39 (a)(i)	6,658,619	6,827,872
Series 2013-149 Class MA, 2.5% 5/20/40	22,106,838	21,672,485
Series 2014-2 Class BA, 3% 1/20/44	29,206,972	29,046,544
Series 2014-21 Class HA, 3% 2/20/44	13,366,774	13,310,430
Series 2014-25 Class HC, 3% 2/20/44	20,060,987	19,947,488
Series 2014-5 Class A, 3% 1/20/44	17,856,898	17,759,696
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	22,852,273	22,754,810
Series 2015-H17:
Class GZ, 4.37% 5/20/65 (a)(k)	837,659	853,071
Class HA, 2.5% 5/20/65 (k)	11,173,447	11,125,297
Series 2015-H21 Class HA, 2.5% 6/20/63 (k)	442,893	441,425
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.09% 5/20/66 (a)(b)(k)	29,152,690	29,209,588
Series 2017-186 Class HK, 3% 11/16/45	17,164,445	16,957,147
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (a)(b)(k)	29,424,158	29,403,943
		934,786,293
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $942,115,781)		934,786,293

Commercial Mortgage Securities - 5.9%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	58,472,767	56,897,200
Freddie Mac:
sequential payer:
Series K069 Class A2, 3.187% 9/25/27	22,330,000	22,316,950
Series K072 Class A2, 3.444% 12/25/27	5,500,000	5,592,601
Series K073 Class A2, 3.35% 1/25/28	41,900,000	42,271,703
Series K080 Class A2, 3.926% 7/25/28	2,800,000	2,949,256
Series K155:
Class A1, 3.75% 11/25/29	1,424,580	1,484,672
Class A2, 3.75% 11/25/32	22,000,000	22,607,255
Series K158 Class A2, 3.9% 12/25/30	20,100,000	20,629,434
Series 2018-K075 Class A2, 3.65% 2/25/28	51,370,000	53,001,013
Series K076 Class A2, 3.9% 4/25/28	10,100,000	10,617,829
Series K077 Class A2, 3.85% 5/25/28	54,830,000	57,394,098
Series K079 Class A2, 3.926% 6/25/28	36,442,000	38,436,595
Series K083 Class A2, 4.05% 9/25/28	25,000,000	26,573,553
Series K084 Class A2, 3.78% 10/25/28	18,600,000	19,363,045
Series K085 Class A2, 4.06% 10/25/28	13,500,000	14,364,196
Series K086 Class A2, 3.859% 11/25/28	43,700,000	45,818,366
Series K157 Class A2, 3.99% 5/25/33	29,920,000	31,303,423
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/51	47,300,000	49,529,992
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $512,540,346)		521,151,181
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.44% (l)
(Cost $237,169,891)	237,123,169	237,170,593

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	91,900,000	$2,647,803
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.99% and receive quarterly a floating rate based on 3 month LIBOR, expiring December 2028.	12/6/21	57,990,000	1,311,489
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.085% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	25,800,000	406,057

TOTAL PUT OPTIONS			4,365,349

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	91,900,000	2,682,808
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.99% and pay quarterly a floating rate based on the 3 month LIBOR, expiring December 2028.	12/6/21	57,990,000	2,023,190
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.085% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	25,800,000	954,803

TOTAL CALL OPTIONS			5,660,801

TOTAL PURCHASED SWAPTIONS
(Cost $11,232,338)			10,026,150
TOTAL INVESTMENT IN SECURITIES - 142.7%
(Cost $12,727,532,014)			12,641,652,895
NET OTHER ASSETS (LIABILITIES) - (42.7)%			(3,783,332,438)
NET ASSETS - 100%			$8,858,320,457

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 3/1/34	$(49,607)	$(48,635)
2.5% 3/1/34	(22,150,000)	(21,715,796)
2.5% 3/1/34	(27,800,393)	(27,255,425)
2.5% 3/1/34	(6,050,000)	(5,931,402)
2.5% 3/1/34	(71,600,000)	(70,196,432)
2.5% 3/1/34	(28,200,000)	(27,647,198)
2.5% 3/1/49	(6,100,000)	(5,780,389)
2.5% 3/1/49	(6,100,000)	(5,780,389)
2.5% 3/1/49	(19,312,182)	(18,300,316)
2.5% 3/1/49	(19,312,182)	(18,300,316)
3% 3/1/34	(78,400,000)	(78,243,553)
3% 3/1/34	(46,000,000)	(45,908,207)
3% 3/1/34	(21,700,000)	(21,656,698)
3% 3/1/34	(14,600,000)	(14,570,866)
3% 3/1/49	(6,100,000)	(5,958,969)
3% 3/1/49	(6,100,000)	(5,958,969)
3% 3/1/49	(37,400,000)	(36,535,319)
3% 3/1/49	(37,450,000)	(36,584,163)
3% 3/1/49	(19,450,000)	(19,000,320)
3% 3/1/49	(17,900,000)	(17,486,156)
3% 3/1/49	(19,450,000)	(19,000,320)
3% 3/1/49	(37,400,000)	(36,535,319)
3% 3/1/49	(17,900,000)	(17,486,156)
3% 3/1/49	(37,450,000)	(36,584,163)
3% 3/1/49	(15,300,000)	(14,946,267)
3% 3/1/49	(15,300,000)	(14,946,267)
3% 3/1/49	(86,900,000)	(84,890,889)
3% 3/1/49	(86,900,000)	(84,890,889)
3% 3/1/49	(101,400,000)	(99,055,652)
3% 3/1/49	(12,050,000)	(11,771,406)
3% 3/1/49	(28,975,000)	(28,305,104)
3% 3/1/49	(56,900,000)	(55,584,483)
3.5% 3/1/34	(63,598,745)	(64,607,955)
3.5% 3/1/34	(10,057,117)	(10,216,707)
3.5% 3/1/34	(28,200,000)	(28,647,489)
3.5% 3/1/34	(107,400,000)	(109,104,266)
3.5% 3/1/34	(90,400,000)	(91,834,503)
3.5% 3/1/34	(90,400,000)	(91,834,503)
3.5% 3/1/34	(38,200,000)	(38,806,173)
3.5% 3/1/34	(90,400,000)	(91,834,503)
3.5% 3/1/34	(52,200,000)	(53,028,330)
3.5% 3/1/34	(71,600,000)	(72,736,177)
3.5% 3/1/34	(28,200,000)	(28,647,489)
3.5% 3/1/34	(109,455,862)	(111,192,751)
3.5% 3/1/49	(32,400,000)	(32,406,383)
3.5% 3/1/49	(6,300,000)	(6,301,241)
3.5% 3/1/49	(15,800,000)	(15,803,113)
3.5% 3/1/49	(101,400,000)	(101,419,976)
3.5% 3/1/49	(56,500,000)	(56,511,131)
3.5% 3/1/49	(14,600,000)	(14,602,876)
4% 3/1/49	(12,800,000)	(13,047,323)
4% 3/1/49	(12,800,000)	(13,047,323)
4% 3/1/49	(49,800,000)	(50,762,241)
4.5% 3/1/49	(58,700,000)	(60,737,377)

TOTAL FANNIE MAE		(2,143,986,263)

Freddie Mac
3.5% 3/1/49	(42,000,000)	(42,032,882)
4.5% 3/1/49	(1,900,000)	(1,968,246)
4.5% 3/1/49	(1,900,000)	(1,968,246)

TOTAL FREDDIE MAC		(45,969,374)

Ginnie Mae
2.5% 3/1/49	(5,725,000)	(5,471,654)
2.5% 3/1/49	(6,100,000)	(5,830,060)
2.5% 3/1/49	(12,075,000)	(11,540,651)
2.5% 3/1/49	(9,525,000)	(9,103,495)
3.5% 3/1/49	(5,950,000)	(6,001,487)
3.5% 3/1/49	(5,950,000)	(6,001,487)
3.5% 3/1/49	(50,450,000)	(50,886,554)
4% 3/1/49	(168,675,000)	(173,098,738)
4% 3/1/49	(107,400,000)	(110,216,715)
4% 3/1/49	(51,275,000)	(52,619,759)
4% 3/1/49	(5,725,000)	(5,875,146)
4% 3/1/49	(40,000,000)	(41,049,056)
4% 3/1/49	(19,300,000)	(19,806,170)
4% 3/1/49	(9,525,000)	(9,774,806)
4% 4/1/49	(5,725,000)	(5,870,674)
4% 4/1/49	(5,725,000)	(5,870,674)
4% 4/1/49	(6,100,000)	(6,255,216)
4.5% 3/1/49	(74,300,000)	(76,875,439)
4.5% 3/1/49	(13,150,000)	(13,605,815)
4.5% 3/1/49	(22,200,000)	(22,969,512)
4.5% 3/1/49	(94,000,000)	(97,258,294)
4.5% 3/1/49	(47,150,000)	(48,784,346)
4.5% 3/1/49	(47,000,000)	(48,629,151)

TOTAL GINNIE MAE		(833,394,899)

TOTAL TBA SALE COMMITMENTS
(Proceeds $3,025,653,993)		$(3,023,350,536)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.236% and receive quarterly a floating rate based on the 3 month LIBOR, expiring October 2028	10/25/21	138,000,000	$(2,246,143)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.236% and pay quarterly a floating rate based on the 3 month LIBOR, expiring October 2028	10/25/21	138,000,000	(6,072,225)
TOTAL WRITTEN SWAPTIONS			$(8,318,368)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	968	June 2019	$205,405,063	$(105,887)	$(105,887)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3	June 2019	433,406	(4,506)	(4,506)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	671	June 2019	81,862,000	(256,331)	(256,331)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	129	June 2019	20,587,594	(340,959)	(340,959)
TOTAL PURCHASED					(707,683)
Sold
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	743	June 2019	85,119,938	140,892	140,892
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	3,012	June 2019	389,912,813	2,167,237	2,167,237
TOTAL SOLD					2,308,129
TOTAL FUTURES CONTRACTS					$1,600,446

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

The notional amount of futures sold as a percentage of Net Assets is 5.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $671,952,828.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,879,199.

 (f) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $1,081,815.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $61,629.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,368,412 or 0.5% of net assets.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,460,491
Total	$2,460,491

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$10,856,432,592	$--	$10,856,432,592	$--
Asset-Backed Securities	82,086,086	--	82,086,086	--
Collateralized Mortgage Obligations	934,786,293	--	934,786,293	--
Commercial Mortgage Securities	521,151,181	--	521,151,181	--
Money Market Funds	237,170,593	237,170,593	--	--
Purchased Swaptions	10,026,150	--	10,026,150	--
Total Investments in Securities:	$12,641,652,895	$237,170,593	$12,404,482,302	$--
Derivative Instruments:
Assets
Futures Contracts	$2,308,129	$2,308,129	$--	$--
Total Assets	$2,308,129	$2,308,129	$--	$--
Liabilities
Futures Contracts	$(707,683)	$(707,683)	$--	$--
Written Swaptions	(8,318,368)	--	(8,318,368)	--
Total Liabilities	$(9,026,051)	$(707,683)	$(8,318,368)	$--
Total Derivative Instruments:	$(6,717,922)	$1,600,446	$(8,318,368)	$--
Other Financial Instruments:
TBA Sale Commitments	$(3,023,350,536)	$--	$(3,023,350,536)	$--
Total Other Financial Instruments:	$(3,023,350,536)	$--	$(3,023,350,536)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$2,308,129	$(707,683)
Purchased Swaptions(b)	10,026,150	0
Written Swaptions(c)	0	(8,318,368)
Total Interest Rate Risk	12,334,279	(9,026,051)
Total Value of Derivatives	$12,334,279	$(9,026,051)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,490,362,123)	$12,404,482,302
Fidelity Central Funds (cost $237,169,891)	237,170,593
Total Investment in Securities (cost $12,727,532,014)		$12,641,652,895
Receivable for investments sold		313,581,138
Receivable for premium on written options		8,880,300
Receivable for TBA sale commitments		3,025,653,993
Interest receivable		24,987,198
Distributions receivable from Fidelity Central Funds		311,341
Receivable for daily variation margin on futures contracts		483,938
Other receivables		90,169
Total assets		16,015,640,972
Liabilities
Payable for investments purchased
Regular delivery	$245,958,666
Delayed delivery	3,879,548,423
TBA sale commitments, at value	$3,023,350,536
Written options, at value (premium receivable $8,880,300)	8,318,368
Other payables and accrued expenses	144,522
Total liabilities		7,157,320,515
Net Assets		$8,858,320,457
Net Assets consist of:
Paid in capital		$8,994,180,748
Total distributable earnings (loss)		(135,860,291)
Net Assets, for 83,429,133 shares outstanding		$8,858,320,457
Net Asset Value, offering price and redemption price per share ($8,858,320,457 ÷ 83,429,133 shares)		$106.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$129,979,012
Income from Fidelity Central Funds		2,460,491
Total income		132,439,503
Expenses
Custodian fees and expenses	$108,343
Independent directors' fees and expenses	20,037
Total expenses before reductions	128,380
Expense reductions	(3,745)
Total expenses after reductions		124,635
Net investment income (loss)		132,314,868
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,263,344
Fidelity Central Funds	(702)
Futures contracts	(15,149,074)
Written options	31,267
Total net realized gain (loss)		(5,855,165)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	84,077,594
Fidelity Central Funds	702
Futures contracts	1,574,932
Written options	542,315
Delayed delivery commitments	2,216,848
Total change in net unrealized appreciation (depreciation)		88,412,391
Net gain (loss)		82,557,226
Net increase (decrease) in net assets resulting from operations		$214,872,094

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,314,868	$194,243,425
Net realized gain (loss)	(5,855,165)	(36,417,628)
Change in net unrealized appreciation (depreciation)	88,412,391	(190,012,015)
Net increase (decrease) in net assets resulting from operations	214,872,094	(32,186,218)
Distributions to shareholders	(134,192,808)	–
Distributions to shareholders from net investment income	–	(188,730,847)
Total distributions	(134,192,808)	(188,730,847)
Affiliated share transactions
Proceeds from sales of shares	864,854,999	1,508,616,488
Reinvestment of distributions	134,192,808	188,730,827
Cost of shares redeemed	(222,842,002)	(180,256,327)
Net increase (decrease) in net assets resulting from share transactions	776,205,805	1,517,090,988
Total increase (decrease) in net assets	856,885,091	1,296,173,923
Net Assets
Beginning of period	8,001,435,366	6,705,261,443
End of period	$8,858,320,457	$8,001,435,366
Other Information
Distributions in excess of net investment income end of period		$(9,978,386)
Shares
Sold	8,321,808	14,204,053
Issued in reinvestment of distributions	1,275,441	1,776,215
Redeemed	(2,102,585)	(1,693,985)
Net increase (decrease)	7,494,664	14,286,283

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mortgage Backed Securities Central Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$105.37	$108.77	$110.75	$109.15	$108.49	$105.15
Income from Investment Operations
Net investment income (loss)A	1.627	2.865	2.586	2.663	2.638	2.974
Net realized and unrealized gain (loss)	.833	(3.468)	(1.473)	1.634	.553	3.253
Total from investment operations	2.460	(.603)	1.113	4.297	3.191	6.227
Distributions from net investment income	(1.613)	(2.797)	(2.905)	(2.697)	(2.531)	(2.887)
Distributions from net realized gain	(.037)	–	(.188)	–	–	–
Total distributions	(1.650)	(2.797)	(3.093)	(2.697)	(2.531)	(2.887)
Net asset value, end of period	$106.18	$105.37	$108.77	$110.75	$109.15	$108.49
Total ReturnB,C	2.36%	(.55)%	1.05%	3.98%	2.96%	5.99%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	3.13%G	2.70%	2.38%	2.43%	2.40%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$8,858,320	$8,001,435	$6,705,261	$7,313,953	$5,109,126	$10,704,408
Portfolio turnover rateH	460%G	262%I	292%	336%	448%I	375%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Directors have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors of $90,169 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,511,678
Gross unrealized depreciation	(142,349,052)
Net unrealized appreciation (depreciation)	$(83,837,374)
Tax cost	$12,728,698,497

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(38,275,805)
Long-term	(15,281,635)
Total capital loss carryforward	$(53,557,440)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(15,149,074)	$1,574,932
Purchased Options	(117,252)	(1,120,650)
Written Options	31,267	542,315
Totals	$(15,235,059)	$996,597

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities, aggregated $55,828,377 and $87,260,874, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchange In-Kind. During the prior period, Fidelity Puritan Fund, Fidelity Investment Grade Bond Fund, Fidelity Advisor Balanced Fund, and Fidelity Balanced Fund (the Investing Funds) completed exchange in-kind transactions with the Fund. The Investing Funds delivered investments, including accrued interest valued at $211,244,490 (which included $116,153 of unrealized depreciation), in exchange for 1,957,961 shares of the Fund, as presented in the accompanying table. The value of investments delivered from the Investing Funds is included in proceeds from sales of shares in the accompanying Statements of Changes in Net Assets. Each Fund generally did not recognize gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

Fund	Value of investments, including accrued interest, delivered from Investing Fund	Unrealized appreciation (depreciation)	Exchanged number of shares
Fidelity Advisor Balanced Fund	$8,230,117	$(61,692)	76,282
Fidelity Balanced Fund	106,799,146	(84,665)	989,889
Fidelity Investment Grade Bond Fund	21,225,835	48,797	196,736
Fidelity Puritan Fund	74,989,392	(18,593)	695,054
Total	$211,244,490	$(116,153)	1,957,961

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $349.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,396.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	.0030%	$1,000.00	$1,023.60	$.02
Hypothetical-C		$1,000.00	$1,024.78	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MBSCEN-SANN-0419
1.833865.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 24, 2019